SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

20.SHAREHOLDERS’ EQUITY

The Company has three classes of ordinary shares, Class A, Class B and Class C. The participating rights (liquidation and dividend rights) of the Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A, Class B and Class C ordinary shares shall vote together as one class on all resolutions submitted to a vote by the shareholders (except with respect to the modification of the rights of any class of ordinary shares). Each share of Class A, Class B and Class C ordinary shares entitle the holder thereof to one vote per share, fifteen votes per share and thirty votes per share on all matters subject to vote at the Company’s general meetings, respectively, and each share of Class B and Class C ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Each holder of Class B ordinary shares or Class C ordinary shares can exercise their conversion right by delivering a written notice to the Company that specifies the number of Class B or Class C ordinary shares they elect to convert into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B or Class C ordinary shares, Class B ordinary shares be convertible into Class C ordinary shares, nor shall Class C ordinary shares be convertible into Class B ordinary shares.

In November 2019, the Board of Directors of the Company authorized a share repurchase program (“2019 Share Repurchase Program”), pursuant to which the Company is authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$100,000 from the open market over a period of 18 months in accordance with applicable securities laws from time to time. During the year ended December 31, 2020, the Company repurchased an aggregate of 319,752.50 ADSs, representing 6,395,050 Class A ordinary shares under the 2019 Share Repurchase Program, at an average price of US$93.80 per ADS, for RMB211,352 (US$29,768). These repurchased shares are intended to be used for grants under the 2017 Plan. The remaining shares are recorded as Treasury shares during the years ended December 31, 2021, 2022 and 2023, the Company did not repurchase any ADSs under the 2019 Share Repurchase Program. During the years ended December 31, 2021, 2022 and 2023, 2,974,987, 3,420,063 and nil repurchased Class A ordinary shares are granted under 2017 Plan. As of December 31, 2022 and 2023, there were no repurchased shares outstanding under the 2019 Share Repurchase Program.

On March 10, 2023, the Board of Directors of the Company authorized a share repurchase program, under which the Company could repurchase up to US$20,000 worth of its outstanding American Depositary Shares from the open market over a 12-month period. The Company’s board of directors has terminated the share repurchase program, effective as of September 25, 2023. Prior to the program’s termination, the Company repurchased a total of 1,265,685 ADSs, representing 27,029,700 Class A ordinary shares, at an average price of US$13.94 per ADS, for RMB23,853(US$3,360) under the program. These repurchased shares are intended to be used for grants under the 2017 Plan. The remaining shares are recorded as Treasury shares on the consolidated balance sheets. During the years ended December 31, 2023, nil repurchased Class A ordinary shares are granted under 2017 Plan. As of December 31, 2023, 27,029,700 repurchased shares of RMB23,853 (US$3,360) are recorded as Treasury shares on the consolidated balance sheets.

The ratio of the ADSs to Class A ordinary shares changed from one (1) ADS to one (1) Class A ordinary share, to one (1) ADS to five (5) Class A ordinary shares, effective at the start of trading on May 20, 2022. The ratio of ADSs to Class A ordinary shares changed from one (1) ADS to five (5) Class A ordinary shares, to one (1) ADS to twenty (20) Class A ordinary shares, effective at the start of trading on April 4, 2023.